Income Taxes	12 Months Ended
Aug. 31, 2013
Income Taxes [Abstract]
Income Taxes
(8)   Income Taxes

The components of Earnings Before Income Tax Provision were (in millions):

2013
U.S.	$3,477
Non-U.S.	418
Total	$3,895

The non-U.S. amount reported above includes equity earnings in Alliance Boots of $344 million.  Prior to 2013, the non-U.S. component of the Earnings Before Income Tax provision was not material.

The provision for income taxes consists of the following (in millions):

	2013	2012	2011
Current provision -
Federal	$1,122	$890	$1,301
State	134	120	147
Non-U.S.	15	-	-
	1,271	1,010	1,448
Deferred provision -
Federal	174	251	113
State	(2)	(12)	19
Non-U.S.	2	-	-
	174	239	132
Income tax provision	$1,445	$1,249	$1,580

The difference between the statutory federal income tax rate and the effective tax rate is as follows:

	2013	2012	2011
Federal statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	2.2	2.1	2.6
Other	(0.1)	(0.1)	(0.8)
Effective income tax rate	37.1%	37.0%	36.8%

The deferred tax assets and liabilities included in the Consolidated Balance Sheets consist of the following (in millions):

	2013	2012
Deferred tax assets -
Postretirement benefits	$218	$217
Compensation and benefits	136	182
Insurance	121	157
Accrued rent	157	142
Tax benefits	159	214
Stock compensation	159	189
Inventory	95	96
Other	96	92
Subtotal	1,141	1,289
Less: Valuation allowance	19	19
Total deferred tax assets	1,122	1,270
Deferred tax liabilities -
Accelerated depreciation	1,369	1,332
Inventory	491	534
Intangible assets	53	28
Equity method investment	21	-
Other	4	80
Subtotal	1,938	1,974
Net deferred tax liabilities	$816	$704

At August 31, 2013, the Company has recorded deferred tax assets of $119 million reflecting the benefit of $212 million in federal and $1.1 billion in state loss carryforwards.  These deferred tax assets will expire at various dates from 2014 through 2032.

The Company believes it is more likely than not that the benefit from certain net operating loss carryforwards will not be realized.  In recognition of this risk, the Company has recorded a valuation allowance of $19 million on certain deferred tax assets relating to these net operating losses as of August 31, 2013.

Income taxes paid were $1.2 billion for fiscal years 2013 and 2012 and $1.3 billion in fiscal 2011.

ASC Topic 740, Income Taxes, provides guidance regarding the recognition, measurement, presentation and disclosure in the financial statements of tax positions taken or expected to be taken on a tax return, including the decision whether to file in a particular jurisdiction.  As of August 31, 2013, approximately $32 million of  unrecognized tax benefits were reported as current income tax liabilities, with the balance classified as long-term liabilities on the Consolidated Balance Sheets.  The Company's unrecognized tax benefits at August 31, 2012, were all classified as long-term liabilities on the Consolidated Balance Sheets.

The following table provides a reconciliation of the total amounts of unrecognized tax benefits (in millions):

	2013	2012	2011
Balance at beginning of year	$197	$94	$93
Gross increases related to tax positions in a prior period	18	100	25
Gross decreases related to tax positions in a prior period	(32)	(49)	(68)
Gross increases related to tax positions in the current period	30	53	54
Settlements with taxing authorities	(2)	(1)	(8)
Lapse of statute of limitations	(3)	-	(2)
Balance at end of year	$208	$197	$94

At August 31, 2013, 2012 and 2011, $116 million, $118 million and $81 million, respectively, of unrecognized tax benefits would favorably impact the effective tax rate if recognized.

The Company recognizes interest and penalties in the income tax provision in its Consolidated Statements of Comprehensive Income.  At August 31, 2013, and August 31, 2012, the Company had accrued interest and penalties of $28 million and $23 million, respectively.  For the year ended August 31, 2013, the amount reported in income tax expense related to interest and penalties was $5 million.

The Company files a consolidated U.S. federal income tax return, as well as income tax returns in various states.  It is no longer under audit examination for U.S. federal income tax purposes for any years prior to fiscal 2010.  With few exceptions, it is no longer subject to state and local income tax examinations by tax authorities for years before fiscal 2006.

It is reasonably possible that the amount of the unrecognized tax benefit with respect to certain unrecognized tax positions will decrease during the next 12 months by up to approximately $32 million.  The decrease is expected to occur as a result of settlements with the US federal tax authorities for fiscal years 2008 through 2011 and lapses in the statute of limitations.  The change will not have a material effect on the Company's results of operations or financial position.

During the year, the Company received tax holidays from Swiss cantonal income taxes relative to its Swiss operations.  The income tax holidays are expected to extend through September 2022.  The holidays had an immaterial impact in the current fiscal year.